ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES	ACQUISITIONS OF CONSOLIDATED ENTITIES
a)    Completed During 2020
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2020. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

(MILLIONS)	Private Equity	Infrastructure	Real Estate, Renewable Power and Other	Total
Cash and cash equivalents	$105	$—	$38	$143
Accounts receivable and other	1,441	408	76	1,925
Inventory	12	—	55	67
Property, plant and equipment	84	7,334	661	8,079
Intangible assets	27	532	66	625
Goodwill	63	27	55	145
Deferred income tax assets	31	—	15	46
Total assets	1,763	8,301	966	11,030
Less:
Accounts payable and other	(55)	(2,518)	(227)	(2,800)
Non-recourse borrowings	(1,016)	(2,356)	(470)	(3,842)
Deferred income tax liabilities	—	(22)	(12)	(34)
Non-controlling interests[1]	(227)	—	(47)	(274)
	(1,298)	(4,896)	(756)	(6,950)
Net assets acquired	$465	$3,405	$210	$4,080

Consideration[2]	$465	$3,405	$210	$4,080
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $621 million of revenue and $10 million of net income in 2020 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $1.6 billion and $25 million to total revenue and net losses, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2020. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Private Equity	Infrastructure
(MILLIONS)	IndoStar	Summit DigiTel
Cash and cash equivalents	$78	$—
Accounts receivable and other	1,391	408
Property, plant and equipment	9	7,334
Intangible assets	20	532
Goodwill	21	27
Deferred income tax assets	28	—
Total assets	1,547	8,301
Less:
Accounts payable and other	(30)	(2,518)
Non-recourse borrowings	(1,003)	(2,356)
Deferred income tax liabilities	—	(22)
Non-controlling interests[1]	(219)	—
	(1,252)	(4,896)
Net assets acquired	$295	$3,405

Consideration[2]	$295	$3,405
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Private Equity
During 2020, a subsidiary of the company, together with institutional partners, acquired a 57% ownership interest in IndoStar, an Indian financing company focused on commercial vehicle lending and affordable home finance. The transaction was accounted for as a business combination achieved in stages on May 27, July 8 and 9, 2020. The subsidiary’s previously held investment in IndoStar was remeasured to fair value prior to the acquisition of additional interests. The fair value approximated carrying value and no cumulative gain or loss arising from changes in the fair value of the investment was recognized. Total consideration of $295 million was comprised of an existing equity interest of $276 million and $19 million of cash on hand. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $175 million and $37 million, respectively.
Infrastructure
On August 31, 2020, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in an Indian telecom tower operation for a total of approximately $3.4 billion. Consideration paid was funded fully by cash on hand. Goodwill in the amount of $27 million was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.1 billion and $9 million, respectively.
b)    Completed During 2019
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2019. No material changes were made to those allocations disclosed in the 2019 consolidated financial statements:

(MILLIONS)	Private Equity	Infrastructure	Real Estate	Renewable Power and Other	Total
Cash and cash equivalents	$344	$94	$31	$6	$475
Accounts receivable and other	6,706	553	114	110	7,483
Assets classified as held for sale	—	1,584	—	—	1,584
Inventory	2,230	74	46	13	2,363
Equity accounted investments	847	48	—	—	895
Investment properties	—	211	3,458	—	3,669
Property, plant and equipment	6,650	8,710	785	1,308	17,453
Intangible assets	7,057	3,248	28	—	10,333
Goodwill	3,479	2,644	2	—	6,125
Deferred income tax assets	363	46	—	—	409
Total assets	27,676	17,212	4,464	1,437	50,789
Less:
Accounts payable and other	(5,025)	(2,425)	(2,394)	(101)	(9,945)
Non-recourse borrowings	(1,084)	(1,980)	(537)	(319)	(3,920)
Deferred income tax liabilities	(1,142)	(1,248)	—	(36)	(2,426)
Non-controlling interests[1]	(1,749)	(828)	(88)	—	(2,665)
	(9,000)	(6,481)	(3,019)	(456)	(18,956)
Net assets acquired	$18,676	$10,731	$1,445	$981	$31,833

Consideration[2]	$18,672	$10,731	$1,445	$981	$31,829
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $7.6 billion of revenue and $635 million of net losses in 2019 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $14.7 billion and $189 million to total revenue and net income, respectively. The difference in our net losses since acquisition date compared to net income had we held our investments since January 1 primarily relate to the timing of acquisitions during the year as those with large contributors to net income were purchased in late 2019. In addition, our post-acquisition margins were reduced from the step-up in inventory costs resulting from purchase price allocations as well as restructuring costs in certain of our acquisitions.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2019. No material changes were made to those allocations disclosed in the 2019 consolidated financial statements.

	Private Equity			Infrastructure			Real Estate	Renewable Power
(MILLIONS)	Clarios	Healthscope	Genworth	East-West Pipeline	Genesee & Wyoming	NorthRiver	Aveo Group	Arcadia
Cash and cash equivalents	$11	$25	$253	$—	$67	$2	$27	$3
Accounts receivable and other	1,503	196	4,796	66	461	—	92	31
Assets classified as held for sale	—	—	—	—	1,584	—	—	—
Inventory	1,775	41	—	28	43	3	43	7
Equity accounted investments	838	9	—	—	48	—	—	—
Investment properties	—	—	—	—	—	—	3,458	—
Property, plant and equipment	3,582	2,590	10	2,134	5,283	1,198	95	759
Intangible assets	6,420	280	243	295	1,992	74	2	—
Goodwill	1,894	1,548	—	—	2,042	218	—	—
Deferred income tax assets	181	136	—	—	5	41	—	—
Total assets	16,204	4,825	5,302	2,523	11,525	1,536	3,717	800
Less:
Accounts payable and other	(1,998)	(691)	(1,954)	(66)	(2,071)	(218)	(2,368)	(65)
Non-recourse borrowings	—	—	(342)	—	(1,567)	—	(537)	—
Deferred income tax liabilities	(967)	(79)	(49)	—	(1,111)	—	—	—
Non-controlling interests[1]	(469)	—	(1,279)	(578)	(250)	—	(88)	—
	(3,434)	(770)	(3,624)	(644)	(4,999)	(218)	(2,993)	(65)
Net assets acquired	$12,770	$4,055	$1,678	$1,879	$6,526	$1,318	$724	$735

Consideration[2]	$12,770	$4,055	$1,674	$1,879	$6,526	$1,318	$724	$735
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Private Equity
On April 30, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in Clarios, a global automotive battery business, for total consideration of $12.8 billion. Total consideration paid was funded with $2.9 billion of cash on hand, with $9.9 billion funded through non-recourse borrowings raised concurrently on closing. The acquisition resulted in recognition of $1.9 billion of goodwill, which is largely reflective of potential to innovate and grow the business. Approximately $20 million of the goodwill recognized is deductible for tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $8.3 billion and $74 million, respectively.
On June 6, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in Healthscope Limited, an Australian private healthcare provider, for a total consideration of $4.1 billion. Total consideration paid was funded with $1.2 billion of cash on hand, with $2.9 billion funded through non-recourse borrowings raised concurrently on closing. The acquisition resulted in recognition of $1.5 billion of goodwill, which is largely reflective of potential growth from integration of the operations. None of the goodwill recognized is deductible for tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $1.6 billion and $81 million, respectively.
On December 12, 2019, a subsidiary of the company, along with institutional partners, acquired a 57% interest in Genworth, a Canadian mortgage insurance services business, for total consideration of $1.7 billion, which was funded with cash on hand. The acquisition generated a bargain purchase gain of $4 million. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $677 million and $321 million, respectively.
Infrastructure
On March 22, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in East-West Pipeline Limited, an Indian natural gas pipeline business, for total consideration of $1.9 billion. Consideration paid was funded with $959 million of cash on hand and the remainder funded through non-recourse borrowings raised concurrently on closing. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $359 million and $65 million, respectively.
On December 30, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in Genesee & Wyoming Inc., a short-haul rail operator in North America, for a total consideration of $6.5 billion. Consideration paid funded with $5.4 billion of cash on hand and the remainder funded through non-recourse borrowings raised concurrently on closing. The acquisition resulted in recognition of $2.0 billion of goodwill, which is largely reflective of potential growth prospects and strong market position. None of the goodwill recognized is deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $2.3 billion and $235 million, respectively.
On December 31, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in NorthRiver Midstream Inc., the federally regulated portion of Enbridge Inc.’s Canadian natural gas midstream business to be operated alongside the provincial assets acquired in 2018, for a total consideration of $1.3 billion. Consideration paid funded with $861 million of cash on hand and the remainder funded through non-recourse borrowings raised concurrently on closing. The acquisition resulted in recognition of $218 million of goodwill, which is largely reflective of potential growth prospects and strong market position. The goodwill recognized is deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $271 million and $121 million, respectively.
Real Estate
On November 29, 2019, a subsidiary of the company, along with institutional partners, acquired an 84% interest in Aveo Group, a real estate company that develops, owns and operates a portfolio of retirement homes in Australia, for total consideration of $724 million. Consideration paid funded with $658 million of cash on hand and the remainder funded through non-recourse borrowings raised concurrently on closing. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $174 million and $4 million, respectively.
Renewable Power
On September 26, 2019, a subsidiary of the company acquired a 100% interest in Arcadia, a distributed generation portfolio of renewable energy facilities in the U.S., for total consideration of $735 million funded by non-recourse borrowings raised concurrently on closing. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $67 million and $22 million, respectively.